As filed with the Securities and Exchange Commission on January 30, 2012

Securities Act of 1933 File No. 333-173967

Investment Company Act of 1940 File No. 811-22555

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 7	☒

(Check Appropriate Box or Boxes)

FLEXSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy, Esq.	Peter K. Ewing
Drinker Biddle & Reath LLP	Craig R. Carberry, Esq.
One Logan Square, Ste. 2000	Northern Trust Investments, Inc.
Philadelphia, Pennsylvania 19103-6996	50 South LaSalle Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until March 1, 2012 the effectiveness of the Registrant’s Post-Effective Amendment No. 2 filed on October 18, 2011, which, pursuant to Rule 485(a)(1) of the 1933 Act, was scheduled to become effective on January 1, 2012. Post Effective Amendment No. 3 was filed on December 23, 2011, pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post Effective Amendment No. 2 to January 31, 2012.

This Post-Effective Amendment No. 5 incorporates by reference the information contained in Parts A and B of the Post-Effective Amendment No. 2. Part C is filed herewith.

PART C

OTHER INFORMATION

Item 28.			Exhibits

(a	)	(1)	Certificate of Trust dated May 13, 2010[1]

		(2)	Amendment to the Certificate of Trust dated April 12, 2011[1]

		(3)	Amended and Restated Agreement and Declaration of Trust dated June 28, 2011[3]

		(4)	Amended and Restated Schedule A to the Amended and Restated Agreement and Declaration of Trust[5]

(b	)		Amended and Restated By-Laws of the Trust[3]

(c	)		Articles IV, V, VI, VII and IX of the Amended and Restated Agreement and Declaration of Trust dated June 28, 2011[3]

(d	)	(1)	Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, Inc. [3]

		(2)	Amended and Restated Appendix A to the Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, Inc.[5]

		(3)	Expense Reimbursement Agreement between the Trust and Northern Trust Investments, Inc. [3]

		(4)	Amended and Restated Exhibit A to the Expense Reimbursement Agreement between the Trust and Northern Trust Investments, Inc.[5]

(e	)	(1)	Distribution Agreement between the Trust and Foreside Fund Services, LLC[4]

		(2)	Amended and Restated Exhibit A to the Distribution Agreement between the Trust and Foreside Fund Services, LLC[5]

		(3)	Form of Authorized Participant Agreement[3]

(f	)		Not applicable

(g)	(1)	Global Custody Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[3]

	(2)	Amended and Restated Appendix A to the Global Custody Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[5]

(h)	(1)	Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[3]

	(2)	Amended and Restated Exhibit A to the Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[5]

	(3)	Fund Servicing Agreement between the Trust and the J.P. Morgan Chase Bank, N.A.[4]

	(4)	Amended and Restated Appendix A to the Fund Servicing Agreement between the Trust and the J.P. Morgan Chase Bank, N.A.[5]

	(5)	Form of Sublicense Agreement between the Trust and Northern Trust Investments, Inc. [3]

(i)		Opinion and consent of Drinker Biddle & Reath LLP[5]

(j)		Consent of independent registered public accounting firm[5]

(k)		Not applicable

(l)		Initial Capital Agreement[3]

(m)		Distribution and Service Plan, adopted July 14, 2011[3]

(n)		Not applicable

(o)		Not applicable

(p)	(1)	Code of Ethics of the Trust[2]

	(2)	Code of Ethics of Northern Trust Investments, Inc. [2]

(Other)		Power of Attorney[3]

[1]	Incorporated herein by reference to the Initial Registration Statement filed on May 5, 2011.
[2]	Incorporated herein by reference to Pre-Effective Amendment No. 1 filed on August 8, 2011.

[3]	Incorporated herein by reference to Pre-Effective Amendment No. 2 filed on September 1, 2011.
[4]	Incorporated herein by reference to Post-Effective Amendment No. 2 filed on October 18, 2011.
[5]	To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item 30.	Indemnification

Section 3 of Article IV of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides for indemnification of the Registrant’s officers and Trustees under certain circumstances.

Section 8 of the Investment Advisory and Ancillary Services Agreement between the Registrant and the investment adviser (the “Adviser”) provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject.

Paragraph 6 of the Distribution Agreement between the Registrant and Foreside Fund Services, LLC (“Foreside”) provides that the Registrant will indemnify Foreside against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by Foreside, or those resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of Foreside. Paragraph 6 of the Distribution Agreement also provides that Foreside will indemnify the Trustees and officers of the Registrant against certain liabilities relating to allegations of wrongful acts of Foreside, Foreside’s breach of any obligation, representation or warranty under the Distribution Agreement, Foreside’s failure to comply in any material respect with applicable securities laws, and allegations of untrue statements or omissions of material fact resulting from the reliance on information furnished to the Registrant by Foreside.

A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Adviser

Northern Trust Investments, Inc. (“NTI”) an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Funds. NTI is referred to as the “Investment Adviser.” NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603. NTI is an Illinois state bank and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with The Northern Trust Company (other than as director), as indicated below, and certain other officers of NTI may hold comparable positions with Northern Trust Bank, N.A., a wholly-owned subsidiary of Northern Trust Corporation.

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Abdul Karim, Walid T. Vice President	The Northern Trust Company	Vice President

Adams, Bradford S. Senior Vice President	The Northern Trust Company	Senior Vice President

Aitcheson, James A. Senior Vice President	The Northern Trust Company	Senior Vice President

Alongi, David M. Senior Vice President	The Northern Trust Company	Senior Vice President

Amaya, Luis Vice President	The Northern Trust Company	Vice President

Anast, Angela H. Vice President	The Northern Trust Company	Vice President

Anderson, Timothy Vice President	The Northern Trust Company	Vice President

Antonacci, Jeffrey M. Senior Vice President	The Northern Trust Company	Senior Vice President

Atkins, Stephen G. Vice President	The Northern Trust Company	Vice President

Ayres, Scott R. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Azar, Frederick A. Vice President	The Northern Trust Company	Vice President

Baldwin, Florette L. Vice President	The Northern Trust Company	Vice President

Bandar, Walid S. Vice President	The Northern Trust Company	Vice President

Bandura, Daniel T. Vice President	The Northern Trust Company	Vice President

Baras, Ellen G. Vice President	The Northern Trust Company	Vice President

Baron, Tracy L. Senior Vice President	The Northern Trust Company	Senior Vice President

Barr, Andrea C. Vice President	The Northern Trust Company	Vice President

Bartczyszyn, Michael S. Vice President	The Northern Trust Company	Vice President

Basch, Brian A. Vice President	The Northern Trust Company	Vice President

Basso, Belinda M. Vice President	The Northern Trust Company	Vice President

Bassous, Schlomo Vice President	The Northern Trust Company	Vice President

Beckman, Carl P. Senior Vice President & Treasurer	The Northern Trust Company	Senior Vice President

Behar, Gregory S. Senior Vice President	The Northern Trust Company	Senior Vice President

Benson, Jacquelyn M. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Benzmiller, Thomas R. Senior Vice President	The Northern Trust Company	Senior Vice President

Bergson, Robert H. Senior Vice President	The Northern Trust Company	Senior Vice President

Bieber, Christopher Vice President	The Northern Trust Company	Vice President

Blair, Timothy P. Vice President	The Northern Trust Company	Vice President

Blank, Justin W. Vice President	The Northern Trust Company	Vice President

Bleecker, Ali K. Senior Vice President	The Northern Trust Company	Senior Vice President

Boeckmann, Eric Vonn Senior Vice President	The Northern Trust Company	Senior Vice President

Boeckmann, Lizabeth Rose Vice President	The Northern Trust Company	Vice President

Bohlin, Andrew P. Vice President	The Northern Trust Company	Vice President

Borel, Ainsley J. Senior Vice President	The Northern Trust Company	Senior Vice President

Browne, Kieran Senior Vice President	The Northern Trust Company	Senior Vice President

Browne, Robert P. Executive Vice President, Director and CIO	The Northern Trust Company	Executive Vice President

Buckley, Melissa A. Senior Vice President	The Northern Trust Company	Senior Vice President

Buerckholtz, Elizabeth J. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Bugajski, James Edward Vice President	The Northern Trust Company	Vice President

Bukoll, Martin B. Senior Vice President	The Northern Trust Company	Senior Vice President

Burgul, Cevdet Sertan Vice President	The Northern Trust Company	Vice President

Bursua, Brian M. Vice President	The Northern Trust Company	Vice President

Camden, Bradley T. Vice President	The Northern Trust Company	Vice President

Carberry, Craig R. Secretary	The Northern Trust Company	Senior Attorney

Carlson, Christopher W. Senior Vice President, Director and Chief Operating Officer	The Northern Trust Company	Senior Vice President

Carlson, Mark D. Senior Vice President	The Northern Trust Company	Senior Vice President

Carr, Allen G. Vice President	The Northern Trust Company	Vice President

Carroll, Keith D. Vice President	The Northern Trust Company	Vice President

Castino, Michael T. Senior Vice President	The Northern Trust Company	Senior Vice President

Chico, Michael R. Vice President	The Northern Trust Company	Vice President

Clark, Richard L. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Cohodes, Jeffrey D. Director	The Northern Trust Company	Executive Vice President

Connellan, Kevin Anthony Senior Vice President	The Northern Trust Company	Senior Vice President

Costello, Joseph H. Vice President	The Northern Trust Company	Vice President

Cousins, Stephen J. Senior Vice President	The Northern Trust Company	Senior Vice President

Cubeles, Alain Senior Vice President	The Northern Trust Company	Senior Vice President

Czochara, Susan C. Senior Vice President	The Northern Trust Company	Senior Vice President

D’Arienzo, Louis R. Vice President	Northern Trust Bank, N.A.	Vice President

Danko, Christine A. Vice President	The Northern Trust Company	Vice President

Danaher, James Senior Vice President	The Northern Trust Company	Senior Vice President

Dawson, Jason E. Vice President	The Northern Trust Company	Vice President

Dehnert, Melissa Ann Vice President	The Northern Trust Company	Vice President

Dekhayser, Jordan D. Vice President	The Northern Trust Company	Vice President

Delaney, Michael J. Vice President	The Northern Trust Company	Vice President

Dering, Michael C. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
DeSouza, Leonor Vice President	The Northern Trust Company	Vice President

Detroy, Timothy J. Vice President	The Northern Trust Company	Vice President

Diehl, Jr., Joseph R. Senior Vice President	The Northern Trust Company	Senior Vice President

Doell, John C. Senior Vice President	The Northern Trust Company	Senior Vice President

Dorn, Margaret Vice President	The Northern Trust Company	Vice President

Dorsey, Jennifer Ann Vice President	The Northern Trust Company	Vice President

Doucette, Mary S. Senior Vice President	The Northern Trust Company	Senior Vice President

Doyle, Michael T. Vice President	The Northern Trust Company	Vice President

Driscoll, Peter John Vice President	The Northern Trust Company	Vice President

Duvall, Margret Eva Senior Vice President	The Northern Trust Company	Senior Vice President

Dwyer, Patrick E. Vice President	The Northern Trust Company	Vice President

Dzanis, Marie E. Senior Vice President	The Northern Trust Company	Senior Vice President

Ebel, Christopher John Vice President	The Northern Trust Company	Vice President

Egizio, Michael P. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Escalante, Patrick D. Vice President	The Northern Trust Company	Vice President

Evans, Megan Chapman Senior Vice President	The Northern Trust Company	Senior Vice President

Everett, Steven R. Senior Vice President	The Northern Trust Company	Senior Vice President

Ewing, Peter K. Senior Vice President	The Northern Trust Company	Senior Vice President

Ferguson, Jr., John Allen Vice President	The Northern Trust Company	Vice President

Finegan, Sean A. Vice President	The Northern Trust Company	Vice President

Fletcher, Christina Lee Vice President	The Northern Trust Company	Vice President

Flinn, John E. Vice President	The Northern Trust Company	Vice President

Flood, Peter J. Senior Vice President	The Northern Trust Company	Senior Vice President

Flowers, Joseph J. Vice President	The Northern Trust Company	Vice President

Franklin, Carolyn D. Vice President	The Northern Trust Company	Vice President

Freitag, Lee R. Vice President	The Northern Trust Company	Vice President

Friedman, Sarah M. Vice President	The Northern Trust Company	Vice President

Fronk, Christopher A. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Gautham, Ravi R. Senior Vice President	The Northern Trust Company	Senior Vice President

Gayle III, Robert Harold Vice President	The Northern Trust Company	Vice President

Geisler, Maria Vice President	The Northern Trust Company	Vice President

Geraghty, Kim Marie Vice President	The Northern Trust Company	Former Vice President

Gibbons, James Paul Vice President	The Northern Trust Company	Vice President

Gilbert, Joshua B. Vice President	The Northern Trust Company	Vice President

Ginsberg, Lynne Noel Vice President	The Northern Trust Company	Vice President

Gleeman, Michael J. Vice President	The Northern Trust Company	Vice President

Gordon, Denise Christina Senior Vice President	The Northern Trust Company	Senior Vice President

Gossett, Mark C. Director and Executive Vice President	The Northern Trust Company	Executive Vice President

Gould, Betty C. Vice President	The Northern Trust Company	Vice President

Graber, Adam D. Vice President	The Northern Trust Company	Vice President

Grant Williams, Allison Senior Vice President	The Northern Trust Company	Senior Vice President

Gregg, Laura Jean Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Griffin, Michelle D. Senior Vice President	The Northern Trust Company	Senior Vice President

Halter, Ann M. Senior Vice President	The Northern Trust Company	Senior Vice President

Hammer, Alice S. Vice President	The Northern Trust Company	Vice President

Harrell, Alec Vice President	The Northern Trust Company	Vice President

Harris, Nora J. Vice President	The Northern Trust Company	Vice President

Hausken, Philip D. Senior Vice President	The Northern Trust Company	Senior Vice President

Hawkins, Sheri Barker Senior Vice President	The Northern Trust Company	Senior Vice President

Hearty, Stephen Aprea Senior Vice President	The Northern Trust Company	Senior Vice President

Hecimovich, Sandra M. Senior Vice President	The Northern Trust Company	Senior Vice President

Heckler, Jennifer A. Vice President	The Northern Trust Company	Vice President

Hersted, Jillian R. Vice President	The Northern Trust Company	Vice President

Hest, Stefanie Jaron Senior Vice President	The Northern Trust Company	Senior Vice President

Hickman, Joanne Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Hill, Susan Senior Vice President and Chief Compliance Officer	The Northern Trust Company	Senior Vice President

Holland, Jean-Pierre Vice President	The Northern Trust Company	Vice President

Honold, Christopher M. Vice President	The Northern Trust Company	Vice President

Howe, Luke J. Senior Vice President	The Northern Trust Company	Senior Vice President

Huemmen, Christopher G. Vice President	The Northern Trust Company	Vice President

Hurley, William F. Vice President	The Northern Trust Company	Vice President

Hyatt, William E. Vice President	The Northern Trust Company	Vice President

Hynes, Daniel T. Vice President	The Northern Trust Company	Vice President

Inzunza, Richard J. Vice President	The Northern Trust Company	Vice President

Iwanicki, John W. Senior Vice President	The Northern Trust Company	Senior Vice President

Jackson, John Vice President	The Northern Trust Company	Vice President

Jacobs, Peter M. Senior Vice President	The Northern Trust Company	Senior Vice President

Jaeger, Christopher J. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Jaffe, Harry Y. Vice President	The Northern Trust Company	Vice President

Jampani, Madhavi Choudary Vice President	The Northern Trust Company	Vice President

Jenkins, John Scott Vice President	The Northern Trust Company	Vice President

Jesel, Delilah Vice President	The Northern Trust Company	Vice President

Johnston, Lucia A. Vice President	The Northern Trust Company	Vice President

Jones, Brian D. Vice President	The Northern Trust Company	Vice President

Jorgensen, Joseph H. Vice President	The Northern Trust Company	Vice President

Joves, Evangeline Mendoza Vice President	The Northern Trust Company	Vice President

Kalp, Kathleen Senior Vice President	The Northern Trust Company	Senior Vice President

Kalter, Kristin M. Vice President	The Northern Trust Company	Vice President

Kancharla, Sridhar Vice President	The Northern Trust Company	Vice President

Kane, James P. Senior Vice President	The Northern Trust Company	Senior Vice President

Katz, Evan S. Vice President	The Northern Trust Company	Vice President

Katz, Naomi E. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Kazaz, Tayfun Vice President	The Northern Trust Company	Vice President

Kelley, Michelle M. Vice President	The Northern Trust Company	Vice President

Kennedy, Michael Vice President	The Northern Trust Company	Vice President

Kenzer, David T. Vice President	The Northern Trust Company	Vice President

King III, Archibald E. Senior Vice President	The Northern Trust Company	Senior Vice President

Kinney, Lorrie Ann Vice President	The Northern Trust Company	Vice President

Klein, Stephanie K. Senior Vice President	The Northern Trust Company	Senior Vice President

Koch, Deborah L. Senior Vice President	The Northern Trust Company	Senior Vice President

Konstantos, John A. Vice President	The Northern Trust Company	Vice President

Korytowski, Donald H. Vice President	The Northern Trust Company	Vice President

Kotsogiannis, Nikolas Vice President	The Northern Trust Company	Vice President

Kovacs, Michael R. Senior Vice President	The Northern Trust Company	Senior Vice President

Krauter, Michael L. Vice President	The Northern Trust Company	Vice President

Kresnicka, Kevin R. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
LaBelle, John C. Vice President	The Northern Trust Company	Vice President

Latella, Regina J. Vice President	The Northern Trust Company	Vice President

Leahey, Jodie Terese Senior Vice President	The Northern Trust Company	Senior Vice President

Ledford, Diana L. Vice President	The Northern Trust Company	Vice President

Leon, Michael Senior Vice President	The Northern Trust Company	Senior Vice President

Letts, Heather M. Vice President	The Northern Trust Company	Vice President

Lico, Dennis Vice President	The Northern Trust Company	Vice President

Lillis, James E. Vice President	The Northern Trust Company	Vice President

Loftus, Julie M. Vice President	The Northern Trust Company	Vice President

Ludwig, Jeanne M. Senior Vice President	The Northern Trust Company	Senior Vice President

Lukic, Mary Vice President	The Northern Trust Company	Vice President

Lupi, Lisa Ann Vice President	The Northern Trust Company	Vice President

Luth, Ann F. Senior Vice President	The Northern Trust Company	Senior Vice President

Lyne, Cary J. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Lyons, William A. Vice President	The Northern Trust Company	Vice President

Mastuantuono, Deborah A. Senior Vice President	The Northern Trust Company	Senior Vice President

Maveety, Wendy Lynn Vice President	The Northern Trust Company	Vice President

McCart, Mary Jane Senior Vice President	The Northern Trust Company	Senior Vice President

McDonald, James D. Senior Vice President	The Northern Trust Company	Senior Vice President

McDougal, Lisa M. Vice President	The Northern Trust Company	Vice President

McEldowney, Douglas J. Senior Vice President	The Northern Trust Company	Senior Vice President

McGregor, Timothy T. Senior Vice President	The Northern Trust Company	Senior Vice President

Meadows III, Edmund C. Vice President	The Northern Trust Company	Vice President

Mecca, Melinda S. Senior Vice President	The Northern Trust Company	Senior Vice President

Meehan, Michael G. Vice President	The Northern Trust Company	Vice President

Mehta, Ashish R. Vice President	The Northern Trust Company	Vice President

Melze, Laura Jean Vice President	The Northern Trust Company	Vice President

Memon, Bilal K. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Miller, Nathan D. Vice President	The Northern Trust Company	Vice President

Mirante, John P. Vice President	The Northern Trust Company	Vice President

Mitchell, James L. Senior Vice President	The Northern Trust Company	Senior Vice President

Muench, Scott O. Senior Vice President	The Northern Trust Company	Senior Vice President

Murphy, Shaun D. Senior Vice President	The Northern Trust Company	Senior Vice President

Nass, Curtis A. Vice President	The Northern Trust Company	Vice President

Nellans, Charles J. Vice President	The Northern Trust Company	Vice President

Nelson, Daniel J. Vice President	The Northern Trust Company	Vice President

Newman, Greg Vice President	The Northern Trust Company	Vice President

Nickey III, William M. Vice President	The Northern Trust Company	Vice President

Northfell, Catherine J. Senior Vice President	The Northern Trust Company	Senior Vice President

O’Brien, Jacqueline A. Senior Vice President	The Northern Trust Company	Senior Vice President

O’Brien, Thomas E. Vice President	The Northern Trust Company	Vice President

O’Connor, Eileen M. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
O’Connor, Michael P. Vice President	The Northern Trust Company	Vice President

O’Rourke, Kevin P. Vice President	The Northern Trust Company	Vice President

Ortega, Leigh Ann Vice President	The Northern Trust Company	Vice President

O’Shaughnessy, Kevin J. Vice President	The Northern Trust Company	Vice President

Padilla, Francis R. G. Vice President	The Northern Trust Company	Vice President

Pasieka, Gregory R. Vice President	The Northern Trust Company	Vice President

Pedersen, Brad T. Vice President	The Northern Trust Company	Vice President

Peron, Matthew Senior Vice President	The Northern Trust Company	Senior Vice President

Personette, Daniel J. Vice President	The Northern Trust Company	Vice President

Peters, Michael J. Vice President	The Northern Trust Company	Vice President

Pincus, Jonathan S. Senior Vice President	The Northern Trust Company	Senior Vice President

Pollak, Donald R. Senior Vice President	The Northern Trust Company	Senior Vice President

Ponton, Mark S. Vice President	The Northern Trust Company	Vice President

Potter, Ofelia M. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Potter, Stephen N. Chairman, President and Chief Executive Officer	The Northern Trust Company	Executive Vice President

Pries, Katie D. Senior Vice President	The Northern Trust Company	Senior Vice President

Provanzana, Beth Marie Senior Vice President, Chief Financial Officer, Treasurer and Director	The Northern Trust Company	Senior Vice President

Provo, Brian Allen Vice President	The Northern Trust Company	Vice President

Quinn, Patrick D. Vice President	The Northern Trust Company	Vice President

Rakowski, Andrew F. Senior Vice President	The Northern Trust Company	Senior Vice President

Rakvin, Chad M. Senior Vice President	The Northern Trust Company	Senior Vice President

Ramstrom, Kerstin E. Vice President	The Northern Trust Company	Vice President

Reeder, Brent D. Senior Vice President	The Northern Trust Company	Senior Vice President

Rein, Randall Senior Vice President	The Northern Trust Company	Senior Vice President

Reller, Jacqueline R. Vice President	The Northern Trust Company	Vice President

Renaud, Donna Lee Senior Vice President	The Northern Trust Company	Senior Vice President

Rivas, Marcos Espejo Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Robertson, Alan W. Director and Executive Vice President	The Northern Trust Company	Executive Vice President

Robertson, Colin A. Senior Vice President	The Northern Trust Company	Senior Vice President

Rocha, Heather Parkes Vice President	The Northern Trust Company	Vice President

Rocklin, Margo A. Vice President	The Northern Trust Company	Vice President

Roncoroni, Jaime Lauren Vice President	The Northern Trust Company	Vice President

Ryer, Alexander D. Vice President	The Northern Trust Company	Vice President

Sampson, Jeffrey David Vice President	The Northern Trust Company	Vice President

Santiccioli, Steven J. Vice President	The Northern Trust Company	Vice President

Schneider, Tracy L. Vice President	The Northern Trust Company	Vice President

Schweitzer, Eric K. Senior Vice President	The Northern Trust Company	Senior Vice President

Sclafani, Guy J. Senior Vice President	The Northern Trust Company	Senior Vice President

Secontine, Timothy J. Vice President	The Northern Trust Company	Vice President

Shane, Adam Marshall Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Shapley, Brian J. Senior Vice President	The Northern Trust Company	Senior Vice President

Shipley, Christopher D. Vice President	The Northern Trust Company	Vice President

Simoncek, Trista Drobysh Senior Vice President	The Northern Trust Company	Senior Vice President

Sodergren, Mark C. Vice President	The Northern Trust Company	Vice President

Soorya, Sandeep N. Vice President	The Northern Trust Company	Vice President

Spartz, Carol J. Vice President	The Northern Trust Company	Vice President

Staff, Maggie R. Vice President	The Northern Trust Company	Vice President

Steffens, Kristen S. Vice President	The Northern Trust Company	Vice President

Stewart, Allison Walpole Vice President	The Northern Trust Company	Vice President

Stoeber, Kurt S. Vice President	The Northern Trust Company	Vice President

Stolfi, James R. Vice President	The Northern Trust Company	Vice President

Sullivan, Carol H. Senior Vice President	The Northern Trust Company	Senior Vice President

Sullivan, Catherine M. Senior Vice President	The Northern Trust Company	Senior Vice President

Sullivan, Kevin P. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Sundaram, Ramanthan Vice President	The Northern Trust Company	Vice President

Szostak II, Jon E. Vice President	The Northern Trust Company	Vice President

Szymanek, Frank D. Senior Vice President	The Northern Trust Company	Senior Vice President

Taylor, Cynthia Vice President	The Northern Trust Company	Vice President

Thomas, Shundraun Senior Vice President	The Northern Trust Company	Senior Vice President

Thomas, Wanda Williams Vice President	The Northern Trust Company	Vice President

Thompson, Jane W. Senior Vice President	The Northern Trust Company	Senior Vice President

Towle, Michael J. Vice President	The Northern Trust Company	Vice President

Trafford, Edward Vice President	The Northern Trust Company	Vice President

Tretheway, Jennifer Kamp Senior Vice President	The Northern Trust Company	Senior Vice President

Tungol, John Vice President	The Northern Trust Company	Vice President

Turner, Betsy Licht Senior Vice President	The Northern Trust Company	Senior Vice President

Unger, David J. Vice President	The Northern Trust Company	Vice President

Van Alstyne, Christopher W. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Varchetto, Brett A. Vice President	The Northern Trust Company	Vice President

Vigsnes II, Richard Allan Senior Vice President	The Northern Trust Company	Senior Vice President

Wackerlin, Thomas W. Vice President	The Northern Trust Company	Vice President

Warland, Jeff M. Senior Vice President	The Northern Trust Company	Senior Vice President

Warner, Scott B. Vice President	The Northern Trust Company	Vice President

Waters, Courtney Vice President	The Northern Trust Company	Vice President

Weaver, Jacob C. Senior Vice President	The Northern Trust Company	Senior Vice President

Wennlund, Lloyd A. Director and Executive Vice President	The Northern Trust Company Northern Trust Securities, Inc.	Executive Vice President President

Wickline, Jeffrey S. Vice President	The Northern Trust Company	Vice President

Wilczek, Diane M. Vice President	The Northern Trust Company	Vice President

Wilkins, Anthony E. Senior Vice President	The Northern Trust Company	Senior Vice President

Williams, David R. Vice President	The Northern Trust Company	Vice President

Williams, II, Gregory L. Vice President	The Northern Trust Company	Vice President

Williams, Thomas C. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Winters, Marie C. Vice President	The Northern Trust Company	Vice President

Witte, Carrie Jane Vice President	The Northern Trust Company	Vice President

Wolfe, Joseph E. Vice President	The Northern Trust Company	Vice President

Wright, Mary Kay Vice President	The Northern Trust Company	Vice President

Yi, Peter Vice President	The Northern Trust Company	Vice President

Zymali, Peter K. Vice President	The Northern Trust Company	Vice President

Item 32.	Principal Underwriters

(a)	As of January 11, 2012, Foreside Fund Services, LLC, Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Mileage Funds
4.	American Beacon Select Funds
5.	Bennett Group of Funds
6.	Bridgeway Funds, Inc.
7.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
8.	Central Park Group Multi-Event Fund
9.	Century Capital Management Trust
10.	del Rey Global Investors Funds
11.	Direxion Shares ETF Trust
12.	DundeeWealth Funds
13.	FlexShares Trust
14.	FocusShares Trust
15.	Forum Funds
16.	FQF Trust
17.	Henderson Global Funds
18.	Ironwood Institutional Multi-Strategy Fund LLC
19.	Ironwood Multi-Strategy Fund LLC

20.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
21.	Nomura Partners Funds, Inc.
22.	Performance Funds Mutual Funds, Series of Trust for Professional Managers
23.	PMC Funds, Series of Trust for Professional Managers
24.	Precidian ETFs Trust
25.	RevenueShares ETF Trust
26.	Sound Shore Fund, Inc.
27.	Turner Funds
28.	Wintergreen Fund, Inc.

(b)	The following are officers and directors of Foreside Fund Services, LLC, the Registrant’s underwriter as of January 11, 2012. Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Director of Compliance	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

The Amended and Restated Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of J.P. Morgan Chase Bank, N.A., One Beacon Street, Boston, Massachusetts 02108. Records for Foreside Fund Services, LLC, the distributor, are located at 3 Canal Plaza, Portland, Maine 04101. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60603 and NTI, 50 S. LaSalle Street, Chicago, Illinois 60603.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 5 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 30th day of January 2012.

FLEXSHARES TRUST

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 5 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

* Sarah N. Garvey Sarah N. Garvey	Trustee	January 30, 2012

* Philip G. Hubbard Philip G. Hubbard	Trustee	January 30, 2012

* Eric T. McKissack Eric T. McKissack	Trustee	January 30, 2012

/s/ Shundrawn A. Thomas Shundrawn A. Thomas	Trustee and President (Principal Executive Officer)	January 30, 2012

/s/ Randal Rein Randal Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	January 30, 2012

* By:	/s/ Diana E. McCarthy
Diana E. McCarthy
Attorney-In-Fact, pursuant to power of attorney